SCHEDULE OF MATURITIES LEASE (Details) - Jun. 30, 2026	USD ($)	HKD ($)
Right-of-use Assets And Lease Liabilities
2027		$ 2,347,225
2028		2,230,724
Total undiscounted lease payments		4,577,949
Less: imputed interest		(172,273)
Total lease liabilities	$ 564,830	$ 4,405,676